Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 125,638	$ 133,584
Deferred tax liability	(251,294)	(261,764)
Net deferred tax asset (liability)	(125,656)	(128,180)	$ (127,534)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	125,638	133,584
Deferred tax liability	(233,730)	(249,638)
Net deferred tax asset (liability)	(108,092)	(116,054)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (17,564)	$ (12,126)